Prepaid Expenses and Other Accounts Receivables - Schedule of Prepaid Expenses and Other Accounts Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Prepaid Expenses and Other Accounts Receivables [Abstract]
Deferred offering costs	$ 296	$ 296
Government authorities	50	229
Prepaid expenses	235	293
Deferred charges and other assets	163	163
Total prepaid expenses and other accounts receiables	$ 744	$ 981